Expense Example - Touchstone Strategic Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 420
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	915
Expense Example, with Redemption, 10 Years	1,651
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	598
Expense Example, with Redemption, 5 Years	1,049
Expense Example, with Redemption, 10 Years	2,302
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,098
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,071